[SUTHERLAND ASBILL & BRENNAN LLP]
MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sablaw.com
May 5, 2008
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Merrill Lynch Life Insurance Company Merrill Lynch Life Variable Annuity Separate Account C (File No. 333-73544)
Commissioners:
On behalf of Merrill Lynch Life Insurance Company (the “Company”) and Merrill Lynch Life Variable Annuity Separate Account C (the “Account”), I hereby certify that the form of prospectus and statement of additional information dated May 1, 2008 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.
Please contact the undersigned at (202) 383-0698, or Lisa A. Flanagan of our firm at (202) 383-0873, if you have any questions or comments regarding this transmittal.
Sincerely,
/s/ Mary E. Thornton
Mary E. Thornton
Attachment
cc:     Darin D. Smith, Esq.
          Lisa A. Flanagan, Esq.